PUBLIC OFFERING	12 Months Ended
Dec. 31, 2020
PUBLIC OFFERING
PUBLIC OFFERING

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 5,749,800 Units, inclusive of 749,800 Units sold to the underwriters on June 19, 2020 upon the underwriters’ election to partially exercise their option to purchase additional Units, at a purchase price of $10.00 per Unit. Each Unit consisted of one share of common stock and one right ("Public Right"). Each Public Right entitled the holder to receive one-tenth of one share of common stock at the closing of a Business Combination (see Note 7).